Unaudited Interim Condensed Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net income / (loss)	$ (45,515)	$ 20,628
Other comprehensive income / (loss):
Unrealized gain / (loss) from hedging interest rate swaps recognized in Other comprehensive income/(loss) before reclassifications (Note 14)	0	110
Less:
Reclassification adjustments of interest rate swap gain/(loss) (Note 14)	0	73
Other comprehensive income / (loss)		183
Total comprehensive income / (loss)	$ (45,515)	$ 20,811